Employee Future Benefits - Summary of Major Categories of Plan Assets and Actual Per Cent Allocation to Each Category (Detail) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans [member]
Disclosure of fair value of plan assets [Line Items]
Total	$ 4,190,000,000	$ 4,328,000,000
Retiree welfare plans [Member]
Disclosure of fair value of plan assets [Line Items]
Total	610,000,000	587,000,000
U.S. plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	900,000	700,000
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	252,000,000	235,000,000
Total	$ 2,866,000,000	$ 2,942,000,000
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 2,088,000,000	$ 1,979,000,000
Percentage of fair value measurements	73.00%	67.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 26,000,000	$ 33,000,000
Percentage of fair value measurements	1.00%	1.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 500,000,000	$ 695,000,000
Percentage of fair value measurements	17.00%	24.00%
U.S. plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	9.00%	8.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	$ 7,000,000	$ 7,000,000
Total	$ 610,000,000	$ 587,000,000
Percentage of fair value measurements	100.00%	100.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 514,000,000	$ 502,000,000
Percentage of fair value measurements	85.00%	85.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 51,000,000	$ 33,000,000
Percentage of fair value measurements	8.00%	6.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 38,000,000	$ 45,000,000
Percentage of fair value measurements	6.00%	8.00%
U.S. plans [Member] | Retiree welfare plans [Member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 0	$ 0
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member]
Disclosure of fair value of plan assets [Line Items]
Other investments	3,000,000	4,000,000
Total	$ 1,324,000,000	$ 1,386,000,000
Percentage of fair value measurements	100.00%	100.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Debt securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt securities	$ 1,033,000,000	$ 1,165,000,000
Percentage of fair value measurements	79.00%	84.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 19,000,000	$ 5,000,000
Percentage of fair value measurements	1.00%	1.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Equity securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities	$ 269,000,000	$ 212,000,000
Percentage of fair value measurements	20.00%	15.00%
Canadian plans [Member] | Pension defined benefit plans [member] | Fair value measurements [member] | Other investments [member]
Disclosure of fair value of plan assets [Line Items]
Percentage of fair value measurements	0.00%	0.00%